The Company	12 Months Ended
Dec. 31, 2016
The Company
The Company

Note 1—The Company

ABB Ltd and its subsidiaries (collectively, the Company) together form a pioneering technology leader in electrification products, robotics and motion, industrial automation and power grids, serving customers in utilities, industry and transport & infrastructure globally.